Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of Management compensation transactions

	Short-term
	employee		Share-based
	benefits	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2020
Directors and officers	226,097	—	217,816	443,913

Year ended December 31, 2021
Directors and officers	531,656	62,200	331,809	925,665

Year ended December 31, 2022
Directors and officers	1,153,439	161,054	519,741	1,840,103